Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
Income Taxes [Line Items]
Joint venture net loss allocated to Microsoft		$ 105,542,000
Income taxes provision (benefit)	$ (8,814,000)	$ 39,644,000	$ 13,011,000
Effective income tax rate	(149.70%)	54.70%	(19.70%)
Valuation allowance	$ 7,903,000	$ 1,215,000
Increase in valuation allowance	6,688,000
Unrecognized tax benefits, all of which, if recognized, would affect effective tax rate	14,572,000
Net interest and penalties (benefit) recognized in income tax expense	(7,774,000)	1,394,000	$ 472,000
Net accrued interest and penalties included in unrecognized tax benefits	4,226,000	12,000,000
Unrecognized tax benefits, reduction resulting from lapse of applicable statute of limitations	5,980,000
Unrecognized tax benefits, could decrease in next twelve months	7,384,000
Deferred income taxes	54,017,000	15,795,000
New Accounting Pronouncement, Early Adoption, Effect [Member]
Income Taxes [Line Items]
Deferred income taxes		$ 117,816,000	$ 120,707,000
Federal and State Tax Credits | Indefinite Life
Income Taxes [Line Items]
Tax credits	6,641,000
Subject To Utilization Limitations | Federal
Income Taxes [Line Items]
Net operating loss carryforwards	53,222,000
Net operating loss carryforwards, limitation on utilization	$ 6,653,000
Subject To Utilization Limitations | Federal | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	2019
Subject To Utilization Limitations | Federal | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	2024
Subject To Utilization Limitations | State
Income Taxes [Line Items]
Net operating loss carryforwards	$ 76,230,000
Not Subject to Annual Limitation | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	2030
Not Subject to Annual Limitation | State
Income Taxes [Line Items]
Net operating loss carryforwards	$ 75,790,000
Net operating loss carryforwards, limitation on utilization	$ 0